Lease (Details) - Schedule of Operations and Comprehensive Income/(Loss) and Supplemental Cash Flow Information - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operations and Comprehensive Income/(Loss) and Supplemental Cash Flow Information [Abstract]
Operating lease cost	$ 813,944	$ 1,074,930	$ 1,008,004
Short-term lease cost	56,731	47,424	62,905
Total	870,675	1,122,354	1,070,909
Cash paid for operating leases	$ 780,718	$ 897,216	$ 1,008,004